TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Carryforward tax losses and credits	[1]	$ 41,561	$ 38,918
Property, equipment and intangibles		904	1,484
Deferred revenues		823	2,224
Research and development costs		804	1,716
Other		7,202	7,435
Gross deferred tax assets		51,294	51,777
Valuation allowance		(40,943)	(44,882)
Net deferred tax assets		10,351	6,895
Property, equipment and intangibles		(3,208)	(3,098)
Subsidy income		(3,574)	(3,093)
Other		(22)	(829)
Gross deferred tax liabilities		(6,804)	(7,020)
Net deferred tax assets (liabilities)		$ 3,547	$ (125)

[1]	The amounts are shown after reduction for unrecognized tax benefits of $ 1,989 as of December 31, 2018.